COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future minimum lease commitments under non-cancelable operating lease agreements	Future minimum lease commitments under non-cancelable operating lease agreements are as follows:
2017	$498
2018	554
2019 and thereafter	1,112
Total	$2,164